RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Total	$ 8,498,381	$ 11,227,799
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	$ 8,498,381	$ 11,227,799